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           [ Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP ]


                                                April 19, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


         Re:      Claymore/Raymond James SB-1 Equity Fund
                  Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File Nos. 333-132314 and 811-21863)

Ladies and Gentlemen:

         On behalf of Claymore/Raymond James SB-1 Equity Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission ("the Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules of Regulations of the Commissions thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (the "Registration Statement").

         A registration fee of $107.70 was previously paid in connection with the initial filing of the Registration Statement. Should you have any questions or require further information with respect to this Registration Statement, please do not hesitate to contact me at (312) 407-0570.



                                                Very truly yours,

                                                /s/ Thomas A. Hale
                                                -------------------------
                                                Thomas A. Hale



Enclosures